SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2025
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
9.	SHAREHOLDERS’ EQUITY

Ordinary Shares and recapitalization

The Company was incorporated on June 25, 2010 and is authorized to issue an unlimited number of ordinary shares. The total number of issued and outstanding ordinary shares of the Company as of April 1, 2022, was 2,830,000 with a par value of $1 or 16,980,000 ordinary shares with no par value post a six-for-one stock split and the change in par value. On December 14, 2022, the Company issued an additional 10,000,000 ordinary shares at $1 per share or 60,000,000 ordinary shares with no par value post a six-for-one stock split and the change in par value, to Waton Corporation for $10,000,000. As of March  31, 2023, the issued and outstanding ordinary shares of the Company were 12,830,000 with a par value of $1 or 76,980,000 ordinary shares with no par value post a six-for-one stock split and the change in par value. During the years ended March 31, 2025 and 2024, the Company executed the following transactions:

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On September 3, 2023, the Company repurchased 4,000,000 ordinary shares or 24,000,000 ordinary shares post a six-for-one stock split for $4,000,000 from Waton Corporation and retired all repurchased shares.

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On September 28, 2023, the Company repurchased and retired 8,300,000 ordinary shares or 49,800,000 ordinary shares post a six-for-one stock split from Waton Corporation and issued 8,830 new ordinary shares with a par value of $1, or 52,980 ordinary shares post a six-for-one stock split with no par value to Waton Corporation. On the same day, the Company executed a one thousand-for-one stock split of its ordinary shares, pursuant to which the total number of outstanding shares increased from 8,830 to 8,830,000, and the par value of ordinary shares decreased from $1 to $0.001 or increased from 8,830,000 shares to 52,980,000 ordinary shares with the par value change from $0.001 to no par value post a six-for-one stock split and the change in par value (referred to as “recapitalization”).

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On March 22, 2024, the Company repurchased 2,000,000 ordinary shares or 12,000,000 ordinary shares post a six-for-one stock split for $2,000,000 from Waton Corporation and retired all repurchased shares.

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On November 8, 2024 the Company entered into a share subscription agreement with Dynamic Creations Limited (“Dynamic Creations”), to purchase a total of 219,503 ordinary shares or 1,317,018 shares after a six-for-one stock split at the issuance price of $23.43 or $3.91 per share after a six-for-one stock split for an aggregate cash consideration of $5.15 million (equivalent to HK$40.00 million). The share issuance was consummated on November 19, 2024.

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On November 18, 2024, according to the 2024 Global Equity Incentive Plan, the Company granted 814,005 restricted shares or 4,884,030 shares after a six-for-one stock split in total to certain of the directors, employees and a consultant of the Company, of which 151,534 ordinary shares or 909,204 shares after a six-for-one stock split, were immediately vested, exercised and issued.

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On December 31, 2024, the directors and shareholders of the Company passed resolutions to, among other things, redeem and cancel all of its issued ordinary shares with par value $0.001, in exchange for the same number of ordinary shares with no par value issued to its shareholders. Immediately after the new ordinary shares have been issued, the Company subdivided all the issued ordinary shares in the capital of the Company by 6 shares (“a six-for-one stock split”), and the relevant share subdivision registry was completed on January  7, 2025.

As of March 31, 2025 and 2024, the issued and outstanding ordinary shares of the Company were 43,206,222 and 40,980,000  shares with no par value, respectively.

All references to ordinary shares, options to purchase ordinary shares, share data, per share data and related information contained in the consolidated financial statements and related footnotes have been elected to be retrospectively adjusted to the earliest period presented, to reflect the effect of the six-for-one stock split, and the change in par value. Accordingly, an adjustment was made between ordinary shares and additional paid-in-capital to reflect the effect of the six-for-one stock split and change in par value.

Share-based compensation

On October 4, 2021, the Group entered into an agreement with an employee to grant 3.5% or 700 restricted shares of Waton Corporation Limited, the parent of the Group. The vesting period of the restricted shares was as following:

i) 1% shares are vested on the sixth month from the grant date;
ii) 1% shares are vested on the ninth month from the grant date;
iii) the remaining 1.5% shares are vested on the fifteenth month from the grant date.
The fair value of restricted shares granted at the grant date was $1,078,000.
The following table summarizes the restricted shares activities for the year ended March 31, 2025:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding as of March 31, 2024	—	—
Vested	—	—
Canceled	—	—
Unvested and outstanding as of March 31, 2025	—	—
Vested and outstanding as of March 31, 2025*	700	1,540
*Among the vested 700 shares, 300 restricted shares were not issued as of the date of this filing.

2024 Global Equity Incentive Plan

In November 2024, the Company adopted the 2024 Global Equity Incentive Plan (the “2024 Plan”), which provides for the grant of share options, share appreciation rights, restricted share units, restricted shares or other share-based awards with a life of ten years from the date of its adoption on November 18, 2024. The initial maximum number of ordinary shares may be granted and issuable pursuant to the 2024 Plan is 10,245,000 ordinary shares, as adjusted retroactively to give effect to the six-for-one stock split.

According to the 2024 Plan, the Company has granted 814,005 restricted shares or 4,884,030 shares after a six-for-one stock split in total to certain of the directors, employees and a consultant of the Company, of which 151,534 ordinary shares or 909,204 shares after a six-for-one stock split, were immediately vested, exercised and issued on November 18, 2024.

The fair value of the restricted shares is valued by an independent valuer using a Binominal pricing model. The restricted shares were classified as Level 3 due to the use of unobservable inputs.

The key inputs into the Binominal pricing model were as follows at their measurement dates:

Input	As of November 18, 2024
Share price	$3.91
Risk-free interest rate	4.41%
Expected volatility	53.91%
Exercise price	$0 to 0.75
Expected dividend yield	0.00%
Expected life (in years)	0 to 10

The fair value of RSUs with service or service and performance condition is measured by using binomial model. The risk-free interest rate is based on the daily U.S. Treasury par yield curve rates with a maturity life equal to the expected life of the RSU. Expected volatility is estimated based on the average annualized standard deviation of daily stock price return of the comparable companies for the period commensurate with the with the expected life of the RSU. For expected dividend yield, the Company has never declared or paid any cash dividend. The expected life represents the period of time that RSUs are expected to be outstanding. The Company’s historical share exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data.

As of March 31, 2025, total unrecognized compensation remaining to be recognized in future period for the 2024 Plan totaled $7.6 million and they are expected to be recognized over the weighted average period of 1.6 years. The aggregate intrinsic value of the exercised compensation was totaled $3.6 million and the weighted average grant date fair value is $3.91 per share

A summary of the activities of the 2024 Plan as of March 31, 2025 is as follows:

	As of March 31, 2025
	Number of restricted shares	Weighted average grant date fair value	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding, beginning of year	—	$—
Granted	4,884,030	$3.35
Vested	(909,204)	$3.91
Outstanding, end of year	3,974,826	$3.23	0.88	$9,894,439
Exercisable or convertible, end of year	—	$—

During the years ended March 31, 2025, 2024, and 2023, the Company recorded $8.8 million, nil and $0.4 million share-based compensation expenses, respectively, which is included in the consolidated statements of operations. The Company did not recognize any income tax benefits from stock-based compensation arrangements during the year ended March 31, 2025, 2024, 2023 due to cumulative losses and valuation allowances or the non-deductible nature of these expenses under applicable tax rules.